9-Trade Accounts And Notes Payable	12 Months Ended
Dec. 31, 2011
9-Trade Accounts And Notes Payable [Text Block]
9—TRADE ACCOUNTS AND NOTES PAYABLE

Trade accounts and notes payable consist of the following:
	December 31,
	2011	2010
Trade accounts payable	4,333	4,309
Notes payable	1,961	1,589
Total	6,294	5,899

Trade accounts payable usually represent invoices with a due date of 90 days or less.

Notes payable represent commercial bills of exchange (drafts) with initial maturities of 90 days or less.